Finance and other income and Foreign exchange gains/(losses), net (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net

	Year ended March 31,
	2023		2024		2025
Interest income	₹	16,889	₹	19,478	₹	27,210
Dividend income from equity investments designated as FVTOCI		3		3		2,299
Net gain from investments classified as FVTPL		1,344		4,558		8,765
Net loss from investments classified as FVTOCI		(51)		(143)		(72)
Finance and other income	₹	18,185	₹	23,896	₹	38,202

Foreign exchange gains/(losses), net on financial instruments measured at FVTPL	₹	(4,342)	₹	650	₹	(398)
Other foreign exchange gains/(losses), net		8,814		(310)		430
Foreign exchange gains/(losses), net	₹	4,472	₹	340	₹	32